Option Agreements and License Agreements (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Option Agreements and License Agreements [Line Items]
Expenses	$ 42.0
Regulatory Milestones Member [Member]
Option Agreements and License Agreements [Line Items]
Non-refundable milestone payments	$ 10.0
Paruka Warrant Obligation [Member]
Option Agreements and License Agreements [Line Items]
Warrant purchase percentage	1.00%
Paragon [Member] | Clinical Development Milestones [Member]
Option Agreements and License Agreements [Line Items]
Non-refundable milestone payments	$ 12.0
Paragon [Member] | Regulatory Milestones Member [Member]
Option Agreements and License Agreements [Line Items]
Non-refundable milestone payments	$ 10.0
Paragon [Member] | Antibody Products [Member]
Option Agreements and License Agreements [Line Items]
Royalty payable on product sales, description	low single-digit percentage royalty for antibody products
Nomination Of A Development Candidate [Member] | Paragon [Member]
Option Agreements and License Agreements [Line Items]
Non-refundable milestone payments	$ 1.5
ORKA-001 License Agreement [Member] | Paragon [Member] | Clinical Development Milestones [Member]
Option Agreements and License Agreements [Line Items]
Non-refundable milestone payments	12.0
ORKA-002 License Agreement [Member] | Paragon [Member] | Clinical Development Milestones [Member]
Option Agreements and License Agreements [Line Items]
Non-refundable milestone payments	$ 12.0
ORKA-001 [Member]
Option Agreements and License Agreements [Line Items]
Development costs, percentage	50.00%
Research and development expenses	$ 13.5
ORKA-001 [Member] | Paragon [Member]
Option Agreements and License Agreements [Line Items]
Initiation fee	0.8
ORKA-001 [Member] | Paragon [Member] | First Dosing of Human Patient in Phase1Trial Milestone [Member]
Option Agreements and License Agreements [Line Items]
Non-refundable milestone payments	2.5
ORKA-001 [Member] | Related Party [Member]
Option Agreements and License Agreements [Line Items]
Accounts payable and other current liabilities	2.8
ORKA-001 [Member] | Research and Development Expense [Member] | Paragon [Member] | First Dosing of Human Patient in Phase1Trial Milestone [Member]
Option Agreements and License Agreements [Line Items]
Milestone consideration paid	2.5
ORKA-001 [Member] | Research and Development Expense [Member] | Paragon [Member] | Achievement Of Development Candidate [Member]
Option Agreements and License Agreements [Line Items]
Milestone consideration paid	$ 1.5
ORKA-002 [Member] | Paruka Warrant Obligation [Member]
Option Agreements and License Agreements [Line Items]
Warrant purchase percentage	1.00%
ORKA-002 [Member] | Paragon [Member]
Option Agreements and License Agreements [Line Items]
Research and development expenses	$ 7.8
Development costs		$ 3.3
Research initial fees	0.8
ORKA-002 [Member] | Paragon [Member] | First Dosing of Human Patient in Phase1Trial Milestone [Member]
Option Agreements and License Agreements [Line Items]
Non-refundable milestone payments	2.5
ORKA-002 [Member] | Related Party [Member]
Option Agreements and License Agreements [Line Items]
Accounts payable and other current liabilities	2.7
ORKA-002 [Member] | Research and Development Expense [Member] | Paragon [Member] | Achievement Of Development Candidate [Member]
Option Agreements and License Agreements [Line Items]
Milestone consideration paid	$ 1.5